Convertible Notes	12 Months Ended
Dec. 31, 2020
Convertible Notes [Abstract]
Convertible Notes
8.	Convertible Notes:

The Company refers to the First Jelco Note, the Second Jelco Note and the Third Jelco Note (mentioned below) as the “Jelco Notes”.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2019
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(18,360)	(23,878)
Convertible notes, net of beneficial conversion feature	20,355	14,837
Less: Deferred financing costs	(915)	(229)
Less: Change in fair value of conversion option	(4,924)	-
Total	14,516	14,608
Less - current portion	-	(2,588)
Long-term portion	14,516	12,020

On December 31, 2020, the Company entered into a supplemental agreement (the “Omnibus Notes Agreement”) pursuant to which the maturity of the Jelco Notes were extended to December 31, 2024, the interest rate was set at a fixed rate of 5.5% and the conversion price was adjusted to $1.20. In addition, pursuant to the terms of the Omnibus Notes Agreement, in 2022 and 2023, two mandatory repayments will be made towards the Jelco Notes in an amount equal to the difference between $8,000 and any repayments made towards the First, Second and Fourth Jelco Loans under the Omnibus Loans Agreement. Amounts repaid will be applied to the Jelco Notes on a pro rata basis based upon the principal amounts outstanding. Any amounts outstanding after the two mandatory repayments will be repaid at the maturity date. Furthermore, the Omnibus Notes Agreement provides for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. The total amount to be repaid on the Jelco Notes (including the mandatory repayments and any prepayments) and on the Jelco Loans shall not exceed $12,000 in any twelve-month period ending on December 31. Additionally, pursuant to the terms of the SPA, all unpaid interest accrued under the Jelco Notes through December 31, 2020 of $2,425 was deemed fully and finally settled.

March 12, 2015 - $4,000 Convertible Note (First Jelco Note)

On March 12, 2015, the Company issued a convertible note of $4,000 to Jelco for general corporate purposes. The First Jelco Note is secured by a guarantee from Emperor. On March 26, 2019, the Company and Jelco amended the First Jelco Note, in order to, among other things, (i) extend the maturity to December 31, 2020 and (ii) provide that the aggregate outstanding principal amount along with accrued interest shall be repaid in one bullet payment on the maturity date. On May 29, 2019, the Company and Jelco further amended the First Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $155 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of December 31, 2020, $3,800 was outstanding under the First Jelco Note. Pursuant to the terms of the SPA, all unpaid interest accrued of $238 under the First Jelco Note through December 31, 2020 was deemed fully and finally settled.

September 27, 2017 - $13,750 Convertible Note (Third Jelco Note)

On September 27, 2017, the Company issued a convertible note of $13,750 to Jelco for, inter alia, general corporate purposes. The Third Jelco Note is secured by a second preferred mortgage and second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and a guarantee from the Company’s vessel-owning subsidiary that owns the Partnership; all cross collateralized with the First and the Second Jelco Loans (Note 8) and secured by a guarantee from Emperor. On February 13, 2019, the Company and Jelco amended the Third Jelco Note, in order to, among other things, (i) extend the note’s maturity to December 31, 2022, (ii) provide that the aggregate outstanding principal amount along with unpaid and accrued interest shall be repaid in one bullet payment on the maturity date and (iii) record the second priority securities and the guarantee from Empror mentioned above. The second priority mortgage, second priority general assignment covering earnings, insurances and requisition compensation over the Partnership and the guarantee issued from the vessel’s owning subsidiary were executed on February 15, 2019. Additionally, an option was given to the Company to prepay at any time the whole or any part of the note in a number of fully paid and non-assessable shares in the Company equal to an amount of the note being prepaid divided by a price per share to be agreed with Jelco. On May 29, 2019, the Company and Jelco further amended the Third Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $540 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of December 31, 2020, $13,750 was outstanding under the Third Jelco Note. Pursuant to the terms of the SPA, all unpaid interest accrued of $861 under the Third Jelco Note through December 31, 2020 was deemed fully and finally settled.

The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 11)	-	-	2,200	2,200
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 11)	-	-	2,869	2,869
Balance, December 31, 2020	17,750	(14,389)	8,670	12,031

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2018	14,189
Balance, December 31, 2019	14,189
Balance, December 31, 2020	14,189

September 7, 2015 - $21,165 Revolving Convertible Note (Second Jelco Note)

On September 7, 2015, the Company issued a revolving convertible note of $6,765 (the “Applicable Limit”) to Jelco for general corporate purposes. Following twelve amendments to the Second Jelco Note between December 2015 and May 2019, the Applicable Limit was raised to $24,665. Moreover, pursuant to the eleventh amendment entered into on March 26, 2019, the Company was provided with the option to drawdown up to $3,500 by April 10, 2020, or the Final Revolving Advance Date. Since such request was not made by the Final Revolving Advance Date, the Applicable Limit was reduced to $21,165. The aggregate outstanding principal was repayable in December 2022. The Second Jelco Note is secured by a guarantee from Emperor. On May 29, 2019, the Company and Jelco amended the Second Jelco Note, in order to reflect the changes agreed with Jelco in the Purchase Agreement: (i) interest of $901 unpaid and accrued up to March 31, 2019 inclusive was deemed fully and finally settled, (ii) the interest rate was amended to 0% per annum for the period between April 1, 2019 and December 31, 2019 inclusive and (iii) the interest rate from January 1, 2020 until the note’s maturity was set at three-month LIBOR plus a margin of 5% with quarterly interest payments. As of December 31, 2020, $21,165 was outstanding under the Second Jelco Note. Pursuant to the terms of the SPA, all unpaid interest accrued of $1,326 under the Second Jelco Note through December 31, 2020 was deemed fully and finally settled.

The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization	-	-	1,513	1,513
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Deductions	(3,500)	-	-	-
Amortization (Note 11)	-	-	2,649	2,649
Balance, December 31, 2020	21,165	(21,165)	8,324	8,324

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2018	21,165
Balance, December 31, 2019	21,165
Balance, December 31, 2020	21,165

The Company may, by giving five business days prior written notice to Jelco at any time, prepay the whole or any part of the Jelco Notes in cash or, subject to Jelco’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At Jelco’s option, the Company’s obligation to repay the principal amount(s) under the Jelco Notes or any part thereof may be paid in common shares at a conversion price of $1.20 per share. Jelco has also received customary registration rights with respect to any shares to be received upon conversion of the Jelco Notes.

The annual principal payments required to be made after December 31, 2020, are as follows:

Twelve month periods ending December 31,	Amount
2021	-
2022	-
2023	-
2024	38,715
Thereafter	-
Total	38,715